CONTRACT LIABILITIES	6 Months Ended
Jun. 30, 2025
Contract Liabilities
CONTRACT LIABILITIES

15. CONTRACT LIABILITIES

Contract liabilities primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the vehicle model, the energy product and the location of delivery. Contract liabilities are included in current liabilities until refunded or until they are applied towards the revenue.

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Contract liabilities - beginning of period	3,765	5,008
A change in time frame for a performance obligation satisfied	(3,520)	(11,488)
Advance received	3,547	10,471
Translation adjustment	89	(226)
Contract liabilities - subtotal	3,881	3,765
Less: contract liabilities to related parties	(1,007)	(961)
Contract liabilities - end of period	2,874	2,804